Consolidated Statements of Other Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net income for the year	R$ 5,039,977	R$ 4,057,902	R$ 6,229,357
Other comprehensive income that may be reclassified into income in subsequent periods	(5,414)	(15,834)	2,552
Gains (losses) on derivative financial instruments	(922)	642	5,664
Taxes	314	(218)	(1,926)
Cumulative Translation Adjustments (CTA) on transactions in foreign currency	(4,806)	(16,258)	(1,186)
Other comprehensive income (losses) not to be reclassified into income (losses) in subsequent periods	(99,017)	(51,729)	262,615
Unrealized gains (losses) on financial assets at fair value through other comprehensive income	(90)	(212)	(429)
Taxes	30	72	146
Actuarial gains (losses) and limitation effect of the assets of surplus plan	(147,882)	(77,924)	396,923
Taxes	48,925	26,335	(134,025)
Other comprehensive income (losses)	(104,431)	(67,563)	265,167
Total comprehensive income for the year	4,935,546	3,990,339	6,494,524
Attributable to:
Controlling shareholders	4,924,755	4,017,653	6,504,534
Non-controlling shareholders	R$ 10,791	R$ (27,314)	R$ (10,010)